Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Stock-Based Compensation
Stock-Based Compensation

10.  Stock-Based Compensation

The Company issues three types of option awards: Time Based, Long Term Incentive Plan (“LTIP”) and Performance-Based Stock Compensation Plan (“PSP”). The Time Based option awards are cliff vesting options that have a term of 10 years and vest over a 4 year period. LTIP awards are performance-based stock compensation that generally utilize long-term financial metrics to incentivize key executives and align growth objectives between executives and the Company. PSP awards are short-term performance-based, depending on the Company’s performance. The LTIP and PSP awards vest based on meeting one or a combination of targets measured through revenue, stock price and annual earnings before interest, taxes, depreciation and amortization targets.

The following table shows stock option activity for the three months ended March 31, 2020 and 2019:

						Weighted
					Weighted	Average
					Average	Remaining	Aggregate
	Number of Options				Exercise	Term	Intrinsic
	Time Based	PSP	LTIP	Total	Price	(in years)	Value
Outstanding at December 31, 2018	66,527	5,161	40,189	111,877	$0.84	8.15	$69,765
Granted	900	—	240	1,140	1.52
Exercised	(265)	—	—	(265)	0.47
Forfeited	(271)	(14)	—	(285)	1.15
Outstanding at March 31, 2019	66,891	5,147	40,429	112,467	$0.84	7.92	$76,079
Outstanding at December 31, 2019	78,772	11,233	45,817	135,822	$1.01	7.64	$203,431
Granted	—	—	—	—	—
Exercised	(1,626)	(20)	—	(1,646)	1.44
Forfeited	(104)	(5)	—	(109)	1.21
Outstanding at March 31, 2020	77,042	11,208	45,817	134,067	$1.02	7.43	$199,665
Vested and Expected to Vest Time Based*				75,318	0.85	6.81	122,259
PSP**				10,714	1.44	8.67	11,480
LTIP**				8,568	1.21	8.17	11,129

*    Adjusted for assumed forfeitures.

**  Adjusted for assumed forfeitures, excludes expected vesting due to Business Combination.

As of March 31, 2020, total unrecognized stock-based compensation expense of $14,855 related to unvested share-based compensation arrangements granted is expected to be recognized over a weighted-average period of 2.38 years. Total stock-based compensation expense of $4,842 and $4,831 was recognized for the three months ended March 31, 2020 and 2019, respectively.

10.  Stock-Based Compensation

In 2012, the Board of Directors adopted the 2012 Stock Option and Restricted Stock Incentive Plan (the “2012 Plan”), which provides for the granting of incentive and nonqualified stock options, shares of restricted stock, and other equity interests or awards in the Company. As of December 31, 2019 and 2018, the total number of shares available for issuance under the 2012 Plan were 5,614 and 12,313, respectively. Stock options are generally granted with an exercise price equal to the fair value of the common stock at the grant date, a graded vesting period of four years and a 10‑year contractual term. Incentive stock options may only be granted to employees and the exercise price shall not be less than the fair value of the stock on the grant date. If an employee owns more than 10% of the combined voting stock of the Company, the exercise price may not be less than 110% of the fair market value of the stock on the grant date. The Company only issued service-based vesting awards under the 2012 Plan.

In 2017, the Board approved the 2017 Equity Incentive Plan (the “2017 Plan” and, together with the 2012 Plan, the “Plans”). No new awards have been issued under the 2012 Plan following the approval of the 2017 Plan. The 2017 Plan provides for the granting of incentive and nonqualified stock options, shares of restricted stock, and other equity interests or awards in the Company. As of December 31, 2019, the total number of shares available for issuance under the Plan was 75,671 shares. As of December 31, 2019, a share reserve established that the aggregate number of shares may not exceed 130,825 shares under the Plans. The exercise price of stock options issued under the 2017 Plan will generally not be less than 100% of the fair market value of the Company’s common stock on the date of grant, as determined by the board of directors. The Company issued service-based and performance-based vesting awards under the 2017 Plan. The service-based awards generally vest over a four-year period with graded vesting and expire no later than ten years from the date of grant. The Company issues two types of performance- based option awards pursuant to the 2017 Plan: Long Term Incentive Plan (“LTIP”) and Performance-Based Stock Compensation Plan (“PSP”).

The LTIP is a performance-based stock compensation plan that utilizes long-term financial metrics to incentivize key executives and align growth objectives between executives and the Company. The LTIP has vesting targets based on any one of the following thresholds related to annual revenue, annual earnings before interest, taxes, depreciation and amortization (“EBITDA”) or the fair value of the Company’s common stock in the event of an initial public offering, change in control or majority transaction, as defined per the LTIP.

The PSP is a short-term performance-based stock compensation plan. It was designed to incentivize key members of management and align short-term growth objectives related to the Company. PSP awards vest based on meeting both revenue and EBITDA targets.

As of December 31, 2019 and 2018, the Company has only issued stock options that are settled in the Company’s common stock. No restricted stock or other forms of equity-based awards have been issued.

The fair value of each option is estimated on the grant date using the Black-Scholes option-pricing model and the assumptions noted in the table below. The fair value is recognized over the requisite service period of the awards, which is generally the vesting period. For awards with only service-based vesting conditions, the Company recognizes compensation cost using the straight-line method. Expected volatility is based on average volatility for a representative sample of comparable public companies.

The expected term represents the period of time that the options are expected to be outstanding. The expected term is estimated using the midpoint between the requisite service period and the contractual term of the option. The risk-free interest rate is estimated using the rate of return on U.S. treasury notes with a life that approximates the expected life of the option. The fair value of the stock options issued was measured using the following assumptions for the years ended December 31:

	2019	2018
Risk free interest rate	1.95%	2.80%
Expected term (in years)	6.02	6.11
Expected volatility	41.48%	41.98%
Expected dividend yield	—%	—%

The weighted-average grant-date fair values of options granted during the years ended December 31, 2019 and 2018 were $0.72 and $0.54 per share, respectively. During the years ended December 31, 2019 and 2018, the Company received proceeds from the exercise of stock options of  $1,148 and $552, respectively, and the aggregate intrinsic value of those stock options exercised was $3,406 and $2,234, respectively. The total grant date fair value of stock options that vested during the years ended December 31, 2019, 2018 and 2017 was $9,803,  $7,334 and $3,351, respectively.

As of December 31, 2019, total unrecognized stock-based compensation expense of  $19,769 related to unvested share-based compensation arrangements granted under the Plan is expected to be recognized over a weighted-average period of 2.03 years. Total stock-based compensation expense of  $17,614,  $7,210 and $4,500 was recognized for the years ended December 31, 2019, 2018 and 2017, respectively.

LTIP options

LTIP awards have been issued since November 2017 pursuant to the Company’s 2017 Plan. The fair value of each LTIP option is estimated on the grant date using the Black-Scholes option-pricing model for those awards, with only performance conditions and the assumptions noted in the table above. Awards that vest based on market conditions are valued using a Monte-Carlo model however no compensation cost will be recognized unless an IPO or liquidity event occurs. Awards vest based on a combination of factors, including achievement of revenue, EBITDA, and stock value targets measured upon an IPO or liquidity event. For the year ended December 31, 2019, the Company recognized compensation costs of  $5,236 for LTIP awards. No compensation cost has been recognized for the LTIP for the year ended December 31, 2018 and 2017 because no awards were considered probable of vesting as of December 31, 2018 and 2017 as per the terms of the LTIP plan.

PSP options

PSP awards have been issued since November 2017 pursuant to the terms of the 2017 Plan. The Plan grants options to key executives that vest based on achievement of short-term revenue and EBITDA targets. PSP options are valued using the Black-Scholes option-pricing model with the assumptions noted in the table above. Based on the results of fiscal year 2018 the PSP targets were not achieved. PSP options vested in 2019 after board approval and $5,221 of compensation costs were recorded for PSP options during the year ended December 31, 2019. Total stock-based compensation cost of  $0 and $0 was recognized for the years ended December 31, 2018 and 2017.

Non-Employee Warrants

In September 2019, the Company issued warrants to a non-employee vendor providing marketing services. The warrant allows the vendor to purchase 341 shares of common stock for an exercise price of $0.01 per share over a 5‑year term. The warrants were issued for marketing services provided to the Company, were fully vested, and had no future requisite service period. Compensation cost of  $444 was recognized entirely in the year ended December 31, 2019. Compensation cost for this warrant is presented within general and administrative expenses in the consolidated statement of operations. As of December 31, 2019, the warrant remains unexercised.

The following table shows stock option activity for the years ended December 31, 2019, 2018 and 2017:

						Weighted
					Weighted	Average
	Number of Shares				Average	Remaining	Aggregate
	Time				Exercise	Term	Intrinsic
	Based	PSP	LTIP	Total	Price	(years)	Value
Outstanding at December 31, 2016	$44,530	—	—	44,530	$0.22	8.24	$30,680
Granted	14,165	—	5,131	19,296	1.17
Exercised	(1,306)	—	—	(1,306)	0.15
Forfeited	(958)	—	—	(958)	0.61
Outstanding at December 31, 2017	$56,431	—	5,131	61,562	$0.51	8.00	$32,401
Granted	13,564	5,320	35,058	53,942	1.18
Exercised	(2,297)	—	—	(2,297)	0.25
Forfeited	(1,171)	(159)	—	(1,330)	0.88
Outstanding at December 31, 2018	$66,527	5,161	40,189	111,877	$0.84	8.15	$69,765
Granted	16,278	6,263	5,628	28,169	1.65
Exercised	(2,837)	(112)	—	(2,949)	0.41
Forfeited	(1,196)	(79)	—	(1,275)	1.19
Outstanding at December 31, 2019	$78,772	11,233	45,817	135,822	$1.01	7.64	$203,431
Time Vesting*				75,170	$0.84	7.01	$125,849
PSP**				10,719	$1.44	8.92	$11,484
LTIP**				8,568	$1.21	8.42	$11,129

*    Adjusted for assumed forfeitures

**  Adjusted for assumed forfeitures, excludes post‑2019 vesting